UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Royce Quant Small-Cap Quality Value ETF
SQLV | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Royce Quant Small-Cap Quality Value ETF	$30	0.60%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$29,423,950
Total Number of Portfolio Holdings*	271
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Royce Quant Small-Cap Quality Value ETF	PAGE 1	SQLV-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Royce
Quant Small-Cap Quality Value ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 4.3%
Diversified Telecommunication Services — 0.5%
Iridium Communications Inc.	4,875	$148,444
Entertainment — 0.3%
Playstudios Inc.	36,139	54,570 *
Vivid Seats Inc., Class A Shares	10,643	39,379 *
Total Entertainment		93,949
Interactive Media & Services — 1.4%
Shutterstock Inc.	1,962	69,396
Travelzoo	3,906	47,067 *
Yelp Inc.	3,339	117,132 *
Ziff Davis Inc.	2,222	108,123 *
ZipRecruiter Inc., Class A Shares	8,141	77,339 *
Total Interactive Media & Services		419,057
Media — 1.7%
AMC Networks Inc., Class A Shares	15,837	137,624 *
Entravision Communications Corp., Class A Shares	27,148	56,196
Magnite Inc.	3,115	43,143 *
TEGNA Inc.	12,830	202,457
Thryv Holdings Inc.	2,514	43,316 *
Total Media		482,736
Wireless Telecommunication Services — 0.4%
Spok Holdings Inc.	5,297	79,773
SurgePays Inc.	18,563	34,156 *
Total Wireless Telecommunication Services		113,929

Total Communication Services		1,258,115
Consumer Discretionary — 11.9%
Automobile Components — 0.2%
Motorcar Parts of America Inc.	9,942	73,471 *
Diversified Consumer Services — 1.8%
Chegg Inc.	51,666	91,449 *
European Wax Center Inc., Class A Shares	15,828	107,630 *
Perdoceo Education Corp.	6,935	154,235
Stride Inc.	2,190	186,829 *
Total Diversified Consumer Services		540,143
Hotels, Restaurants & Leisure — 1.1%
Monarch Casino & Resort Inc.	1,771	140,387
Target Hospitality Corp.	11,807	91,858 *
United Parks & Resorts Inc.	1,586	80,252 *
Total Hotels, Restaurants & Leisure		312,497
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — 2.2%
Cricut Inc., Class A Shares	30,470	$211,157
Hamilton Beach Brands Holding Co., Class A Shares	4,364	132,797
Hooker Furnishings Corp.	4,118	74,454
Lifetime Brands Inc.	11,547	75,517
Smith Douglas Homes Corp.	1,153	43,560 *
Worthington Enterprises Inc.	2,822	116,972
Total Household Durables		654,457
Leisure Products — 1.1%
AMMO Inc.	32,408	46,344 *
JAKKS Pacific Inc.	1,797	45,859 *
Marine Products Corp.	9,293	90,049
MasterCraft Boat Holdings Inc.	4,449	81,016 *
Solo Brands Inc., Class A Shares	36,972	52,131 *
Total Leisure Products		315,399
Specialty Retail — 3.7%
1-800-Flowers.com Inc., Class A Shares	10,846	86,009 *
Academy Sports & Outdoors Inc.	3,374	196,906
Buckle Inc.	4,933	216,904
Build-A-Bear Workshop Inc.	1,348	46,331
Destination XL Group Inc.	16,086	47,293 *
J Jill Inc.	2,614	64,487
Lands’ End Inc.	11,299	195,134 *
ODP Corp.	3,308	98,413 *
PetMed Express Inc.	12,997	47,829
Winmark Corp.	197	75,437
Total Specialty Retail		1,074,743
Textiles, Apparel & Luxury Goods — 1.8%
Carter’s Inc.	2,000	129,960
G-III Apparel Group Ltd.	4,878	148,876 *
Rocky Brands Inc.	2,444	77,866
Superior Group of Cos. Inc.	6,555	101,537
Vera Bradley Inc.	11,837	64,630 *
Total Textiles, Apparel & Luxury Goods		522,869

Total Consumer Discretionary		3,493,579
Consumer Staples — 4.7%
Consumer Staples Distribution & Retail — 0.6%
Andersons Inc.	3,694	185,217
Food Products — 1.9%
Cal-Maine Foods Inc.	3,021	226,092
Fresh Del Monte Produce Inc.	6,790	200,577
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
John B Sanfilippo & Son Inc.	1,234	$116,378
Total Food Products		543,047
Personal Care Products — 1.5%
Lifevantage Corp.	4,323	52,222
Medifast Inc.	3,889	74,435 *
Nature’s Sunshine Products Inc.	4,985	67,896 *
Olaplex Holdings Inc.	67,782	159,287 *
USANA Health Sciences Inc.	2,251	85,358 *
Total Personal Care Products		439,198
Tobacco — 0.7%
Vector Group Ltd.	14,466	215,833

Total Consumer Staples		1,383,295
Energy — 7.5%
Energy Equipment & Services — 2.2%
Cactus Inc., Class A Shares	2,921	174,296
ProFrac Holding Corp., Class A Shares	6,887	46,763 *
ProPetro Holding Corp.	10,472	80,215 *
Ranger Energy Services Inc.	7,648	91,088
RPC Inc.	17,130	108,947
Select Water Solutions Inc., Class A Shares	13,530	150,589
Total Energy Equipment & Services		651,898
Oil, Gas & Consumable Fuels — 5.3%
CONSOL Energy Inc.	2,067	216,311
CVR Energy Inc.	7,295	168,004
Delek U.S. Holdings Inc.	7,908	148,275
Excelerate Energy Inc., Class A Shares	3,105	68,341
International Seaways Inc.	3,346	172,520
Par Pacific Holdings Inc.	4,583	80,661 *
PBF Energy Inc., Class A Shares	6,859	212,286
Peabody Energy Corp.	8,287	219,937
REX American Resources Corp.	2,368	109,615 *
SandRidge Energy Inc.	3,578	43,759
World Kinect Corp.	4,153	128,369
Total Oil, Gas & Consumable Fuels		1,568,078

Total Energy		2,219,976
Financials — 18.6%
Banks — 10.0%
Axos Financial Inc.	2,821	177,385 *
Cathay General Bancorp	4,615	198,214
Civista Bancshares Inc.	6,323	112,676
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Eastern Bankshares Inc.	12,943	$212,136
Evans Bancorp Inc.	2,783	108,453
Financial Institutions Inc.	5,374	136,876
First Financial Corp.	2,840	124,534
Hanmi Financial Corp.	8,090	150,474
Home Bancorp Inc.	1,203	53,630
International Bancshares Corp.	3,249	194,258
MainStreet Bancshares Inc.	4,208	77,638
Mercantile Bank Corp.	3,031	132,515
Metropolitan Bank Holding Corp.	2,544	133,763 *
Midland States Bancorp Inc.	5,069	113,444
Northeast Bank	1,604	123,716
Northeast Community Bancorp Inc.	5,433	143,703
Old Second Bancorp Inc.	7,803	121,649
Parke Bancorp Inc.	5,341	111,627
Preferred Bank	1,736	139,314
Premier Financial Corp.	2,710	63,631
S&T Bancorp Inc.	1,235	51,833
Unity Bancorp Inc.	3,144	107,085
Wintrust Financial Corp.	1,291	140,112
Total Banks		2,928,666
Capital Markets — 3.3%
Artisan Partners Asset Management Inc., Class A Shares	4,436	192,168
Brightsphere Investment Group Inc.	3,593	91,262
Cohen & Steers Inc.	679	65,150
Diamond Hill Investment Group Inc.	746	120,561
Donnelley Financial Solutions Inc.	1,664	109,541 *
Federated Hermes Inc.	4,732	173,996
Victory Capital Holdings Inc., Class A Shares	3,983	220,658
Total Capital Markets		973,336
Consumer Finance — 2.2%
Bread Financial Holdings Inc.	6,059	288,287
Moneylion Inc.	2,066	85,842 *
PROG Holdings Inc.	4,275	207,295
World Acceptance Corp.	688	81,170 *
Total Consumer Finance		662,594
Financial Services — 2.4%
Cass Information Systems Inc.	2,023	83,914
International Money Express Inc.	4,409	81,523 *
NMI Holdings Inc.	4,864	200,348 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Payoneer Global Inc.	24,085	$181,360 *
Paysign Inc.	9,711	35,639 *
Western Union Co.	10,871	129,691
Total Financial Services		712,475
Insurance — 0.7%
American Coastal Insurance Corp.	7,759	87,444 *
HCI Group Inc.	434	46,464
Universal Insurance Holdings Inc.	2,729	60,475
Total Insurance		194,383

Total Financials		5,471,454
Health Care — 18.6%
Biotechnology — 2.1%
Anika Therapeutics Inc.	2,752	67,974 *
Catalyst Pharmaceuticals Inc.	5,473	108,803 *
Dynavax Technologies Corp.	9,066	100,995 *
Eagle Pharmaceuticals Inc.	13,821	51,552 *
Ironwood Pharmaceuticals Inc.	12,692	52,291 *
MiMedx Group Inc.	8,370	49,467 *
Puma Biotechnology Inc.	20,165	51,421 *
TG Therapeutics Inc.	1,878	43,927 *
Veracyte Inc.	3,127	106,443 *
Total Biotechnology		632,873
Health Care Equipment & Supplies — 5.8%
AngioDynamics Inc.	6,413	49,893 *
Avanos Medical Inc.	5,968	143,411 *
CONMED Corp.	569	40,922
Embecta Corp.	6,528	92,045
Envista Holdings Corp.	7,975	157,586 *
Haemonetics Corp.	1,566	125,875 *
ICU Medical Inc.	416	75,804 *
Integer Holdings Corp.	1,140	148,200 *
Integra LifeSciences Holdings Corp.	3,911	71,063 *
iRadimed Corp.	1,669	83,934
LeMaitre Vascular Inc.	1,395	129,582
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	3,639	158,660 *
OraSure Technologies Inc.	11,848	50,591 *
Semler Scientific Inc.	1,841	43,356 *
STAAR Surgical Co.	2,226	82,696 *
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Tactile Systems Technology Inc.	4,586	$67,001 *
Utah Medical Products Inc.	1,089	72,865
Varex Imaging Corp.	6,036	71,949 *
Zynex Inc.	6,725	54,876 *
Total Health Care Equipment & Supplies		1,720,309
Health Care Providers & Services — 3.2%
Addus HomeCare Corp.	1,140	151,654 *
Astrana Health Inc.	3,028	175,442 *
CorVel Corp.	236	77,146 *
Cross Country Healthcare Inc.	6,571	88,314 *
National Research Corp.	2,360	53,950
Owens & Minor Inc.	7,085	111,164 *
Pediatrix Medical Group Inc.	13,544	156,975 *
PetIQ Inc.	4,148	127,634 *
Total Health Care Providers & Services		942,279
Health Care Technology — 0.9%
HealthStream Inc.	3,271	94,336
Teladoc Health Inc.	18,189	166,975 *
Total Health Care Technology		261,311
Life Sciences Tools & Services — 0.7%
Cytek Biosciences Inc.	11,350	62,879 *
Maravai LifeSciences Holdings Inc., Class A Shares	16,437	136,591 *
Total Life Sciences Tools & Services		199,470
Pharmaceuticals — 5.9%
Amphastar Pharmaceuticals Inc.	2,446	118,704 *
ANI Pharmaceuticals Inc.	1,311	78,214 *
Assertio Holdings Inc.	75,809	89,455 *
Biote Corp., Class A Shares	14,290	79,738 *
Collegium Pharmaceutical Inc.	2,829	109,313 *
Contineum Therapeutics Inc., Class A Shares	2,525	48,329 *
Corcept Therapeutics Inc.	4,472	206,964 *
Harmony Biosciences Holdings Inc.	3,633	145,320 *
Innoviva Inc.	8,281	159,906 *
Ligand Pharmaceuticals Inc.	1,431	143,229 *
Pacira BioSciences Inc.	3,795	57,115 *
Phibro Animal Health Corp., Class A Shares	6,893	155,230
Prestige Consumer Healthcare Inc.	1,900	136,990 *
SIGA Technologies Inc.	12,385	83,599
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Supernus Pharmaceuticals Inc.	3,568	$111,250 *
Total Pharmaceuticals		1,723,356

Total Health Care		5,479,598
Industrials — 15.0%
Aerospace & Defense — 0.6%
National Presto Industries Inc.	1,509	113,386
Park Aerospace Corp.	5,356	69,789
Total Aerospace & Defense		183,175
Air Freight & Logistics — 0.9%
Hub Group Inc. , Class A Shares	3,550	161,347
Radiant Logistics Inc.	17,871	114,911 *
Total Air Freight & Logistics		276,258
Building Products — 2.2%
Gibraltar Industries Inc.	1,611	112,657 *
Insteel Industries Inc.	2,237	69,548
JELD-WEN Holding Inc.	8,165	129,089 *
Masterbrand Inc.	13,368	247,843 *
Quanex Building Products Corp.	3,354	93,073
Total Building Products		652,210
Commercial Services & Supplies — 2.2%
ACCO Brands Corp.	14,596	79,840
Civeo Corp.	3,931	107,710
Ennis Inc.	5,599	136,168
Liquidity Services Inc.	4,643	105,860 *
Steelcase Inc., Class A Shares	11,895	160,464
Virco Mfg. Corp.	3,519	48,597
Total Commercial Services & Supplies		638,639
Construction & Engineering — 1.6%
Argan Inc.	1,469	149,001
Sterling Infrastructure Inc.	1,177	170,688 *
Tutor Perini Corp.	5,236	142,210 *
Total Construction & Engineering		461,899
Electrical Equipment — 1.8%
Array Technologies Inc.	17,145	113,157 *
Atkore Inc.	1,262	106,942
NEXTracker Inc., Class A Shares	1,783	66,827 *
Powell Industries Inc.	685	152,063
Preformed Line Products Co.	747	95,676
Total Electrical Equipment		534,665
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 0.9%
Avis Budget Group Inc.	2,481	$217,311
Hertz Global Holdings Inc.	15,437	50,942 *
Total Ground Transportation		268,253
Machinery — 1.5%
Blue Bird Corp.	994	47,672 *
Commercial Vehicle Group Inc.	14,648	47,606 *
Omega Flex Inc.	1,193	59,554
Terex Corp.	2,914	154,180
Titan International Inc.	5,691	46,268 *
Wabash National Corp.	4,703	90,251
Total Machinery		445,531
Passenger Airlines — 0.6%
SkyWest Inc.	1,894	161,028 *
Professional Services — 1.6%
Heidrick & Struggles International Inc.	1,156	44,922
Kforce Inc.	1,718	105,571
Korn Ferry	2,540	191,110
RCM Technologies Inc.	2,257	45,772 *
Resources Connection Inc.	8,345	80,946
Total Professional Services		468,321
Trading Companies & Distributors — 1.1%
BlueLinx Holdings Inc.	1,241	130,826 *
Global Industrial Co.	2,802	95,184
iPower Inc.	14,405	26,073 *
Karat Packaging Inc.	2,963	76,712
Total Trading Companies & Distributors		328,795

Total Industrials		4,418,774
Information Technology — 12.7%
Communications Equipment — 1.2%
Extreme Networks Inc.	2,862	43,016 *
Lantronix Inc.	14,207	58,533 *
NETGEAR Inc.	6,720	134,803 *
NetScout Systems Inc.	5,769	125,476 *
Total Communications Equipment		361,828
Electronic Equipment, Instruments & Components — 4.6%
Bel Fuse Inc., Class B Shares	1,725	135,430
Climb Global Solutions Inc.	1,113	110,788
CTS Corp.	2,422	117,176
Daktronics Inc.	8,965	115,738 *
ePlus Inc.	1,517	149,182 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
IPG Photonics Corp.	1,655	$123,000 *
PC Connection Inc.	2,129	160,590
Sanmina Corp.	2,682	183,583 *
ScanSource Inc.	927	44,524 *
Vishay Intertechnology Inc.	7,265	137,381
Vishay Precision Group Inc.	2,400	62,160 *
Total Electronic Equipment, Instruments & Components		1,339,552
IT Services — 1.2%
CSP Inc.	3,507	45,556
DXC Technology Co.	10,642	220,821 *
Hackett Group Inc.	3,674	96,516
Total IT Services		362,893
Semiconductors & Semiconductor Equipment — 1.5%
Cohu Inc.	3,668	94,268 *
inTEST Corp.	7,364	53,757 *
NVE Corp.	1,015	81,068
Photronics Inc.	4,117	101,937 *
SMART Global Holdings Inc.	5,013	105,022 *
Total Semiconductors & Semiconductor Equipment		436,052
Software — 4.0%
A10 Networks Inc.	6,423	92,748
Adeia Inc.	13,283	158,200
American Software Inc., Class A Shares	7,768	86,924
Box Inc., Class A Shares	1,282	41,960 *
Clear Secure Inc., Class A Shares	1,430	47,390
Consensus Cloud Solutions Inc.	8,421	198,314 *
CoreCard Corp.	2,773	40,264 *
InterDigital Inc.	1,301	184,261
Mitek Systems Inc.	6,492	56,286 *
Progress Software Corp.	2,418	162,901
Teradata Corp.	3,635	110,286 *
Total Software		1,179,534
Technology Hardware, Storage & Peripherals — 0.2%
Immersion Corp.	4,714	42,049

Total Information Technology		3,721,908
Materials — 4.5%
Chemicals — 1.0%
Core Molding Technologies Inc.	3,749	64,520 *
Hawkins Inc.	361	46,017
Innospec Inc.	1,162	131,411
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Chemicals — continued
	LSB Industries Inc.	5,886	$47,323 *
	Total Chemicals		289,271
Metals & Mining — 2.4%
	Alpha Metallurgical Resources Inc.	819	193,432
	Arch Resources Inc.	433	59,823
	Metallus Inc.	4,386	65,044 *
	Olympic Steel Inc.	1,859	72,501
	Ramaco Resources Inc., Class A Shares	9,883	115,631
	Ryerson Holding Corp.	3,787	75,399
	Worthington Steel Inc.	3,711	126,211
	Total Metals & Mining		708,041
Paper & Forest Products — 1.1%
	Clearwater Paper Corp.	3,062	87,390 *
	Sylvamo Corp.	2,677	229,820
	Total Paper & Forest Products		317,210

Total Materials			1,314,522
Real Estate — 1.1%
Capital Markets — 0.2%
	DigitalBridge Group Inc.	5,031	71,088
Real Estate Management & Development — 0.9%
	Forestar Group Inc.	3,451	111,709 *
	RMR Group Inc., Class A Shares	5,794	147,052
	Total Real Estate Management & Development		258,761

Total Real Estate			329,849
Utilities — 1.0%
Electric Utilities — 1.0%
	ALLETE Inc.	3,141	201,621
	Genie Energy Ltd., Class B Shares	6,016	97,760

Total Utilities			299,381
Total Investments before Short-Term Investments (Cost — $27,770,846)			29,390,451
	Rate
Short-Term Investments — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $36,829)	4.825%	36,829	36,829 (e)
Total Investments — 100.0% (Cost — $27,807,675)			29,427,280
Liabilities in Excess of Other Assets — (0.0)%††			(3,330)
Total Net Assets — 100.0%			$29,423,950

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 6).
(e)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2024

Assets:
Investments, at value (Cost — $27,807,675)	$29,427,280
Dividends receivable	10,855
Total Assets	29,438,135
Liabilities:
Investment management fee payable	14,185
Total Liabilities	14,185
Total Net Assets	$29,423,950
Net Assets:
Par value (Note 5)	$7
Paid-in capital in excess of par value	33,764,589
Total distributable earnings (loss)	(4,340,646)
Total Net Assets	$29,423,950
Shares Outstanding	700,000
Net Asset Value	$42.03
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2024

Investment Income:
Dividends	$244,276
Less: Foreign taxes withheld	(295)
Total Investment Income	243,981
Expenses:
Investment management fee (Note 2)	84,403
Total Expenses	84,403
Net Investment Income	159,578
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(128,153)
Change in Net Unrealized Appreciation (Depreciation) From Investments	496,985
Net Gain on Investments	368,832
Increase in Net Assets From Operations	$528,410
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$159,578	$340,381
Net realized gain (loss)	(128,153)	2,987,154
Change in net unrealized appreciation (depreciation)	496,985	1,237,689
Increase in Net Assets From Operations	528,410	4,565,224
Distributions to Shareholders From (Note 1):
Total distributable earnings	(168,314)	(321,630)
Decrease in Net Assets From Distributions to Shareholders	(168,314)	(321,630)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 200,000 shares issued, respectively)	—	7,722,056
Cost of shares repurchased (0 and 200,000 shares repurchased, respectively)	—	(7,750,716)
Decrease in Net Assets From Fund Share Transactions	—	(28,660)
Increase in Net Assets	360,096	4,214,934
Net Assets:
Beginning of period	29,063,854	24,848,920
End of period	$29,423,950	$29,063,854
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]
Net asset value, beginning of period	$41.52	$35.50	$38.64	$37.85	$22.80	$26.21	$30.06
Income (loss) from operations:
Net investment income	0.23	0.47	0.47	0.36	0.35	0.35	0.35
Net realized and unrealized gain (loss)	0.52	5.99	(3.15)	0.82	15.03	(3.42)	(3.77)
Total income (loss) from operations	0.75	6.46	(2.68)	1.18	15.38	(3.07)	(3.42)
Less distributions from:
Net investment income	(0.24)	(0.44)	(0.44)	(0.39)	(0.33)	(0.34)	(0.43)
Return of capital	—	—	(0.02)	—	—	—	—
Total distributions	(0.24)	(0.44)	(0.46)	(0.39)	(0.33)	(0.34)	(0.43)
Net asset value, end of period	$42.03	$41.52	$35.50	$38.64	$37.85	$22.80	$26.21
Total return, based on NAV[5]	1.84%	18.33%	(6.88)%	3.15%	67.77%	(11.71)%	(11.29)%
Net assets, end of period (000s)	$29,424	$29,064	$24,849	$19,320	$17,031	$11,402	$10,483
Ratios to average net assets:
Gross expenses	0.60%[6]	0.60%	0.60%	0.60%[6]	0.60%	0.60%	0.60%
Net expenses	0.60 [6]	0.60	0.60	0.60 [6]	0.60	0.60	0.60
Net investment income	1.13 [6]	1.25	1.33	1.39 [6]	1.13	1.46	1.30
Portfolio turnover rate	19%	101%[7]	51%[7]	73%[7]	99%[7]	95%[7]	87%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	For the period August 1, 2021 through March 31, 2022.
[4]	For the year ended July 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$5,479,598	—	$0 *	$5,479,598
Other Common Stocks	23,910,853	—	—	23,910,853
Total Long-Term Investments	29,390,451	—	0 *	29,390,451
Short-Term Investments†	36,829	—	—	36,829
Total Investments	$29,427,280	—	$0 *	$29,427,280

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Western Asset, and Royce are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, FTFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.
As compensation for its subadvisory services, FTFA pays Royce monthly 90% of the management fee paid by Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

3. Investments
During the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$5,369,053
Sales	5,373,208
During the six months ended September 30, 2024, there were no in-kind transactions (Note 5).
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$28,069,110	$4,386,553	$(3,028,383)	$1,358,170
4. Derivative instruments and hedging activities
During the six months ended September 30, 2024, the Fund did not invest in derivative instruments.
5. Fund share transactions
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.  Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2024	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00 (c)%
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0 (a)	$0 (a)		0.00 (c)%

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
7. Deferred capital losses
As of March 31, 2024, the Fund had deferred capital losses of $5,588,441, which have no expiration date, that will be available to offset future taxable capital gains.

Royce Quant Small-Cap Quality Value ETF 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-
inclusive management fee and not paid directly by the fund.
Royce Quant Small-Cap Quality Value ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Templeton Fund Adviser, LLC (FTFA) and the Trust, on behalf of the Fund; (ii) the investment sub-advisory agreement between FTFA and Royce & Associates, LP (Royce), an affiliate of FTFA, on behalf of the Fund; and (iii) the investment sub-advisory agreement between FTFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of FTFA, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. FTFA, Royce and Western Asset LLC are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Royce Quant Small-Cap Quality Value ETF

Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for various time periods ended December 31, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with
Royce Quant Small-Cap Quality Value ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on July 12, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe.  The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and nine other small-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee. The Board also noted that each of Royce and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the

Royce Quant Small-Cap Quality Value ETF

allocation of the fee between FTFA and each of Royce and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of Royce and Western Asset LLC are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Royce Quant Small-Cap Quality Value ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FTFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FTFA and/or its affiliates for some time.  The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2023, the Fund did not have an asset size that would likely enable it to achieve economies of scale.  The Board also noted management’s representation that for the fiscal year ended September 30, 2023, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Royce Quant Small-Cap Quality Value ETF

Royce
Quant Small-Cap Quality Value ETF
Trustees
Rohit Bhagat
Deborah D. McWhinney
Anantha K. Pradeep
Jennifer M. Johnson
Chair
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Royce & Associates, LP
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Royce Quant Small-Cap Quality Value ETF
The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Royce Quant Small-Cap Quality Value ETF
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Royce Quant Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

91662-SFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 22, 2024